Note 10 - Revenue (Tables)	12 Months Ended
Mar. 31, 2019
Notes Tables
Disaggregation of Revenue [Table Text Block]
	Fiscal Year Ended March 31,
	2019	2018
Coil Segment:
Prime Coil	106,436,452	71,192,758
Non-standard Coil	16,867,632	17,719,898
Customer Owned Coil	1,251,394	1,220,148
	124,555,478	90,132,804
Tubular Segment:
Manufactured Pipe	45,689,886	21,239,983
Mill Reject Pipe	16,072,129	7,708,697
Pipe Finishing Services	837,000	2,075,794
	62,599,015	31,024,474